Average Annual Total Returns - Class C2 - Western Asset Short Duration Municipal Income Fund	Jun. 30, 2021
Bloomberg Barclays Three-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.97%
5 Years	2.00%
10 Years	1.90%
Lipper Short Municipal Debt Funds Average (reflects fees and expenses but no deduction for sales charges or taxes)
Average Annual Return:
1 Year	1.81%
5 Years	1.42%
10 Years	1.30%
Class A
Average Annual Return:
1 Year	0.22%
5 Years	1.18%
10 Years	1.31%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	0.22%
5 Years	1.18%
10 Years	1.31%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.68%
5 Years	1.21%
10 Years	1.32%